Capital Stock (Details) - Schedule of Issued and Outstanding	Jun. 30, 2024 CAD ($) shares
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued | shares	36,484,680
Paid amount | $	$ 545,690,309
Common shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued | shares	29,453,615
Paid amount | $	$ 512,614,684
Class A Non-Voting Special Shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued | shares	2,031,250
Paid amount | $	$ 10,115,625
Class B Non-Voting Special Shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued | shares	999,963
Paid amount | $	$ 5,220,000
Class C Non-Voting Special Shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued | shares	999,963
Paid amount | $	$ 4,970,000
Class D Non-Voting Special Shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued | shares	999,963
Paid amount | $	$ 4,740,000
Class E Non-Voting Special Shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued | shares	999,963
Paid amount | $	$ 4,250,000
Class F Non-Voting Special Shares [Member]
Capital Stock (Details) - Schedule of Issued and Outstanding [Line Items]
Number issued | shares	999,963
Paid amount | $	$ 3,780,000